Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Management Personnel Compensation [Abstract]
Salaries and benefits	$ 726	$ 1,040
Consulting fees	996	764
Share-based compensation	551	392
Directors’ fees	219	219
Total key management personnel compensation	$ 2,492	$ 2,415